--------------------------------------------------------------------------------

DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================


Dear Shareholder:


We are pleased to present the annual report of Daily Tax Free Income Fund, Inc. for the year ended October 31, 1997. As of the end of the year, the Fund had net assets of $563,235,547 and 4,953 active shareholders.

We thank you for your support of Daily Tax Free Income Fund, Inc. and look forward to continuing to serve your cash management needs.

Sincerely,


/s/ Steven W. Duff


Steven W. Duff
President


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1997

================================================================================


     Face                                                                                             Value                 Standard
    Amount                                                                       Yield               (Note 1)       Moody's & Poor's
    ------                                                                       -----               --------       -------   ------
Variable Rate Demand Instruments -
Participations (c) (3.52%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,517,239   The Bank of New York LOC covering eight issues
                due 10-01-98 through 05-01-01                                  4.95% to 5.10%    $  2,517,239        P1       A1+
   14,398,695   Chase Manhattan Bank LOC covering twelve issues
                due 11-10-98 through 05-01-13                                  4.67% to 5.52%      14,398,695        P1       A1+
    1,320,021   The First National Bank of Maryland LOC covering six issues
                due 09-15-00 through 09-15-02                                     5.10%             1,320,021        P1       A1
      158,583   LaSalle National Bank LOC covering one issue due 07-01-00         5.10%               158,583        P1       A1+
    1,450,000   PNC Bank, N.A. LOC covering one issue due  07-01-03               6.90%             1,450,000        P1
 ------------                                                                                    ------------
   19,844,538   Total Variable Rate Demand Instruments - Participations                            19,844,538
 ------------                                                                                    ------------
Variable Rate Demand Instruments -
Private Placements (c) (14.47%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,472,000   Banc One Arizona LOC covering three issues
                due 01-01-99 through 04-01-05                                     5.52%          $  1,472,000        P1       A1
   12,946,000   Bank of Tokyo, Ltd. LOC covering four issues
                due 12-01-09 through 12-01-15                                  5.10% to 5.52%      12,946,000        P1       A1+
      215,832   Central Trust Company LOC Backed by Bank of New York
                LOC covering two issues due 01-01-99                              5.10%               215,832        P1       A1
    1,562,769   Comerica Bank - Detroit LOC covering four issues
                due 02-01-00 through 05-01-05                                     5.10%             1,562,769        P1       A1
    1,500,000   Credit Suisse LOC covering one issue due 12/01/00                 5.10%             1,500,000        P1       A1+
    6,000,000   Creditanstalt-Bankverein LOC covering two issues
                due 11-01-05 through 06-01-10                                     5.10%             6,000,000        P1       A1+
    2,000,000   Dresdner Bank AG LOC covering two issues
                due 12-28-14 through 08-01-15                                     5.10%             2,000,000        P1       A1+
    5,825,000   The First National Bank of Maryland LOC covering two issues
                due 07-01-04 through 12-01-20                                  3.85% to 5.52%       5,825,000        P1       A1
    3,095,305   The Huntington National Bank LOC covering two issues
                due 12-01-98 through 10-01-05                                  3.70% to 5.78%       3,095,305        P1       A1
    1,148,333   Key Bank, N.A. LOC covering one issue due 07-01-15                5.10%             1,148,333        P1       A1
      299,066   Nations Bank, N.A. LOC covering one issue due 12-01-99            5.52%               299,066        P1       A1
    3,196,000   PNC, N.A. LOC covering two issues due 12-01-00 through 06-30-02   5.52%             3,196,000        P1       A1+
    3,430,000   Norwest Bank, N.A. LOC covering three issues
                due 07-01-00 through 12-01-15                                  5.27% to 5.52%       3,430,000        P1       A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================


     Face                                                                                             Value                 Standard
    Amount                                                                       Yield               (Note 1)       Moody's & Poor's
    ------                                                                       -----               --------       -------   ------
Variable Rate Demand Instruments -
Private Placements (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 23,069,200   Seattle-First National Bank
                LOC Backed by Bank of America NT & SA LOC
                covering eleven issues due 12-15-00 through 11-15-15              5.52%          $ 23,069,200        P1       A1
    1,455,000   State Street Bank & Trust Company
                LOC covering one issue due 01-01-02                               5.10%             1,455,000        P1       A1+
    1,600,000   Wells Fargo Bank, N.A. LOC covering two issues
                due 12-15-04 through 08-01-05                                     5.18%             1,600,000        P1       A1+
    4,000,000   York Bank and Trust covering one issue due 12-01-14 (b)           3.95%             4,000,000
    8,689,380   Zion's National Bank Liquidity Facility covering one issue
                due 12-10-15                                                      5.52%             8,689,380        P2       A2
 ------------                                                                                    ------------
   81,503,885   Total Variable Rate Demand Instruments - Private Placements                        81,503,885
 ------------                                                                                    ------------
                                                                                                                       Ratings (a)
                                                                                                                    ----------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date     Yield      (Note 1)      Moody's & Poor's
    ------                                                                        ----     -----       -----        -------   ------
Other Tax Exempt Investments (15.12%)
------------------------------------------------------------------------------------------------------------------------------------
 $  9,075,000   Campbell County School District Number 1
                State of Wyoming TAW - Series 1997                               06/29/98   3.84%   $  9,089,230              SP-1+
   10,000,000   County of Los Angeles 1997-98 TRAN - Series A                    06/30/98   3.80      10,040,971     MIG-1    SP-1+
    8,500,000   District of Columbia TRAN
                LOC Union Bank of Switzerland/Morgan Guaranty Trust Company      09/30/98   3.82       8,546,686     VMIG-1   SP-1+
    5,000,000   Essex County, New Jersey BAN - Series A                          08/07/98   3.85       5,012,750     MIG-1
    4,490,000   GO Bond & GAN (City of Ankeny, Iowa) (b)                         06/01/98   3.84       4,498,714
    5,000,000   Michigan Municipal Bond Authority  Revenue Notes - Series B      07/02/98   3.75       5,022,251              SP-1+
    1,000,000   Middleton - Cross Plains Area School District, Wisconsin TRAN (b)08/26/98   3.96       1,001,929
    4,000,000   Pennsylvania State University - Series 1996A                     11/25/97   3.58       4,002,036     MIG-1
    2,300,000   Pennsylvania- Harris Madison
                Ind. School Corporation - Temp Time Warrants (b)                 12/31/97   3.65       2,301,409
    3,300,000   School District of Greenfield TRAN (b)                           09/30/98   3.90       3,315,781
    2,000,000   School District of Greenville County, South Carolina (b)         03/01/98   3.72       2,005,327
    5,000,000   School District of the City of Detroit, Wayne County, Michigan
                State School Aid Notes 1997                                      05/01/98   3.85       5,014,249              SP-1+
    2,500,000   State of California RAN                                          06/30/98   3.80       2,510,304     MIG-1    SP-1+
    5,000,000   State of New Mexico 1997-98 TRAN - Series 1997                   06/30/98   3.82       5,019,849     MIG-1    SP-1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1997

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date     Yield      (Note 1)      Moody's & Poor's
    ------                                                                        ----     -----       -----        -------   ------
Other Tax Exempt Investments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,500,000   State of Texas TRAN - Series 1997                                08/31/98   3.80%   $  2,517,869     MIG-1    SP-1+
    3,800,000   Sweetwater County School District #1
                State of Wyoming TAW - Series 1997                               06/30/98   3.85       3,805,963              SP-1
    5,000,000   The City of Jersey City (Hudson County, NJ)                      03/06/98   3.67       5,006,488              SP-1+
    2,750,000   Thomas County, Georgia TAN  (b)                                  12/31/97   3.81       2,751,690
    3,700,000   Weber County, Utah TRAN - Series 1997B (b)                       12/31/97   3.82       3,700,000
 ------------                                                                                       ------------
   84,915,000   Total Other Tax Exempt Investments                                                    85,163,496
 ------------                                                                                       ------------
Other Variable Rate Demand Instruments (c) (47.95%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,660,000   Baldwin County, GA (William Barnet and Son Project)
                LOC Fleet National Bank & Trust                                  12/01/99   4.02%   $  1,660,000              A1
    2,000,000   Butler County IDA (Lutheran Welfare) - Series 1996A
                LOC PNC Bank, N.A.                                               11/01/16   3.65       2,000,000              A1
    3,000,000   Carlton, WI PCRB - Project B (Wisconsin Power & Light)           09/01/05   4.00       3,000,000     VMIG-1   A1+
    3,700,000   Chelan County, Washington Public Utilities District #001
                (Chelan Hydro) - Series A
                MBIA Insured                                                     06/01/15   3.55       3,700,000     VMIG-1   A1+
    1,000,000   City of Jacksonville, FL PCR Refunding Business - Series 1995
                (Florida Power & Light Company Project)                          05/01/29   4.00       1,000,000     VMIG-1   A1
    4,130,000   Clarksville, TN Public Building Authority Pooled Financing RB
                LOC Nationsbank                                                  06/01/24   3.65       4,130,000              A1+
    5,000,000   Colorado HFA (Grant Plaza Project)
                LOC Bankers Trust Company                                        11/01/09   3.77       5,000,000     VMIG-1
    3,000,000   Connecticut EDA (Connecticut Light & Power) 1993A
                LOC Deutsche Bank, A.G.                                          09/01/28   3.60       3,000,000     VMIG-1   A1+
    2,250,000   County of Franklin, OH RB - Series 1997F
                (The Villas at Saint Therese Project) (b)
                LOC Fifth Third Bank                                             10/01/22   3.85       2,250,000
    7,050,000   Coweta County, GA Development Authority RB
                (Jack Eckerd Project) (b)
                LOC Union Bank of Switzerland                                    03/01/09   4.00       7,050,000
   14,600,000   DeKalb County, GA Housing Authority
                LOC Union Bank of Switzerland                                    12/01/07   3.65      14,600,000              A1+
    2,200,000   Delaware County, PA IDA - Series 1995 (British Petroleum)        10/01/19   4.00       2,200,000     P1       A1+
    1,200,000   Delaware County, PA IDA (British Petroleum)                      12/01/19   4.00       1,200,000     P1       A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date     Yield      (Note 1)      Moody's & Poor's
    ------                                                                        ----     -----       -----        -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000   Florida State Municipal Power Agency RB (Stanton Project)
                MBIA Insured                                                     10/01/19   3.65%   $  5,000,000              A1
   10,000,000   Hammond, LA IDB (Eckerds Warehouse Project)(b)
                LOC Union Bank of Switzerland                                    05/01/13   4.00      10,000,000
    5,000,000   Harris County, Texas
                Health Facility Development Corporation - Series 1994
                (Methodist Hospital)                                             12/01/25   4.00       5,000,000              A1+
    1,200,000   Hillsborough County, FL IDA PCR
                (Tampa Electric Company Cannon)                                  05/15/18   4.00       1,200,000     VMIG-1   A1+
    4,700,000   Illinois Charitabulls Development Finance Authority
                (James Jordan Boys & Girls Club & Family Life Center Project) - Series 1995
                LOC American National Bank & Trust /LaSalle National Bank        08/01/30   3.60       4,700,000              A1+
    6,000,000   Illinois IDFA Chicago Educational Television
                LOC Harris Trust & Savings Bank                                  11/01/14   3.60       6,000,000     VMIG-1
    5,400,000   Illinois Health Facility (Resurrection Hospital)                 05/01/11   4.00       5,400,000     VMIG-1
   19,400,000   Illinois Museum of Contemporary Art 1994
                LOC Northern Trust\Harris Trust\LaSalle\NB of Detroi             02/01/29   3.60      19,400,000     VMIG-1   A1+
   13,400,000   Illinois HFA  RB - Series 1995 (Northwestern Memorial Hospital)  08/15/25   4.00      13,400,000              A1+
    2,000,000   Irvine Ranch California Water District - Series B
                LOC Morgan Guaranty Trust Company                                10/01/09   3.60       2,000,000     VMIG-1   A1+
    3,000,000   Jackson County, MI EDC (Thrifty Leoni)
                LOC First National Bank of Chicago                               12/01/14   3.77       3,000,000     Aa3
    2,700,000   Jacksonville, Florida HFA HRB (Baptist Medical Center Project)
                MBIA Insured                                                     06/01/08   4.15       2,700,000     VMIG-1   A1+
    1,200,000   Jacksonville, Florida HFA (Baptist Health PPTY's Project)
                LOC Barnett Bank                                                 06/01/20   4.20       1,200,000              A1
    5,000,000   Kansas Department TRAN - Series - 1994B                          09/01/14   3.55       5,000,000     VMIG-1   A1+
    3,585,000   Maryland IDFA EDRB (The Barre School Facility)
                LOC Nationsbank                                                  07/01/14   3.65       3,585,000              A1+
    7,400,000   Massachusetts State HEFA RB (Harvard University)                 08/01/17   3.50       7,400,000     VMIG-1   A1+
    1,170,000   Mecklenberg County, NC (Aplix, Inc.) (b)
                LOC Wachovia Bank & Trust Co., N.A.                              12/01/99   3.60       1,170,000
    5,300,000   Michigan Strategic Fund PCR Consumers Power 1993A
                LOC Canadian Imperial Bank of Commerce                           06/15/10   4.00       5,300,000              A1+
    5,510,000   Missouri State HEFA (Barnes Hospital)
                LOC Morgan Guaranty Trust Company                                12/01/15   3.65       5,510,000     VMIG-1   A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1997

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date     Yield      (Note 1)      Moody's & Poor's
    ------                                                                        ----     -----       -----        -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000   Monroe County, Michigan EDC LTD Obligation RB (Detroit Edison)
                LOC Barclays Bank                                                10/01/24   4.00%   $  1,000,000     P1
    8,000,000   Montgomery County, MD Housing Opportunity Commission
                LOC General Electric Capital Corporation                         11/01/07   3.75       8,000,000              A1+
    2,200,000   Montgomery County, TX
                (Houston Area Residential Center Project) - Series 1985
                LOC Banque Nationale                                             12/01/15   3.80       2,200,000              A1
    4,710,000   Montgomery County, MD EDC RB
                (Brooke Grove Foundations, Incorporated Facilities) - Series 1995
                LOC First National Bank of Maryland                              01/01/16   4.00       4,710,000              A1
    4,000,000   New Jersey Turnpike RB - Series 1991D
                LOC Societe Generale                                             01/01/18   3.25       4,000,000     VMIG-1   A1+
    1,000,000   New Mexico State Highway Commission Adjustable Tender
                Subordinate Lien Tax Revenue Highway Bonds - Series 1996
                FSA Insured                                                      06/15/11   3.60       1,000,000     VMIG-1   A1+
    2,400,000   Orange County, FL Health Facilities (Mayflower Project) '88
                LOC Rabobank Nederland                                           03/01/18   3.75       2,400,000              A1+
    2,600,000   Oyster Point, VA Development Corporation - Series 1991
                LOC Perpetual Savings                                            11/01/11   4.00       2,600,000              A1+
    5,000,000   Pasco County, FL School Board COP
                AMBAC Insured                                                    08/01/26   3.60       5,000,000     VMIG-1   A1+
    1,900,000   Peninsula Ports Authority Virginia Coal Term RB - 1987 C
                (Dominion Terminal Project)
                LOC Barclays Bank, PLC.                                          07/01/16   4.00       1,900,000     P1
    7,350,000   Phoenix, AZ IDA MHRB Refunding
                (Bell Square Apartments Project) - Series 1995
                LOC General Electric Capital Corporation                         06/01/25   3.80       7,350,000              A1+
    3,500,000   Phoenix, AZ IDA MHRB Refunding
                (Paradise Lake Apartment Projects) - Series 1995
                LOC General Electric Capital Corporation                         07/01/25   3.80       3,500,000              A1+
    4,500,000   Pinellas County, FL Health Facilities (Pooled Hospital Loan Project)
                LOC Chase Manhattan Bank                                         12/01/15   4.00       4,500,000     VMIG-1   A1
   12,400,000   Pitkin County, CO IDA (Aspen Skiing Co. Project) - Series A
                LOC First National Bank of Chicago                               04/01/16   4.00      12,400,000              A1+
    2,675,000   Polk County, FL IDA PCRB (IMC Fertilizer Incorporation Project)
                LOC Rabobank Nederland                                           02/01/00   3.65       2,675,000     P1

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date     Yield      (Note 1)      Moody's & Poor's
    ------                                                                        ----     -----       -----        -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,650,000   Prince Georges County, MD EDC RB (b)
                LOC Fleet National Bank & Trust                                  09/30/15   5.52%   $  2,650,000
    2,700,000   Roanoke, VA IDA Hospital - Series A (Carilion Health System)     07/01/27   4.00       2,700,000     VMIG-1   A1+
    2,875,000   St. Cloud, MN Commercial Development (Kelly Inn Project) (b)
                LOC First Bank of South Dakota                                   04/01/13   3.70       2,875,000
    7,500,000   St. Lucie County, FL PCRB (Florida Power & Light Project)        03/01/27   4.00       7,500,000     VMIG-1   A1+
    4,900,000   San Antonio, TX IDA (Rivercenter Project)
                LOC First Bank of South Dakota                                   12/01/12   3.65       4,900,000              A1
    2,900,000   Salina, KS (Dillards Project) (b)
                LOC First Bank of South Dakota                                   12/01/14   3.90       2,900,000
    2,130,000   County of Sarpy, NE PCR Refunding Bond
                (Allied Signal Inc. Project) - Series 1995                       07/01/13   3.75       2,130,000              A1
    2,000,000   Southgate, MI EDC EDRB (Trust Realty Corp. Project)
                LOC Bankers Trust Company                                        10/01/18   3.77       2,000,000              A1
    5,100,000   State of Ohio Environmental Improvement (U.S. Steel Corp. USX)
                LOC PNC Bank, N.A.                                               12/01/01   3.65       5,100,000     P1
    1,910,000   Terre Haute, IN EDRB (Westminster Village Terre Haute Inc.) (b)
                LOC Huntington National Bank                                     07/01/01   4.15       1,910,000
    5,500,000   Trust Receipts, State of California RAN - Series 1997            06/30/98   4.00       5,500,000     VMIG-1
    7,000,000   City of Valdez Alaska Marine Terminal TRAN - Series 1994B        05/01/31   3.75       7,000,000     VMIG-1   A1
    1,900,000   University of North Florida
                LOC First Union                                                  11/01/24   3.70       1,900,000     VMIG-1
 ------------                                                                                       ------------
  270,055,000   Total Other Variable Rate Demand Instruments                                         270,055,000
 ------------                                                                                       ------------
Put Bonds (d) (5.81%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,700,000   Alleghany, PA IDA - Series 1992A (Duquesne Light Company)
                LOC Canadian Imperial Bank of Commerce                           10/21/98   3.85%   $  2,700,000     P1       A1
    2,160,000   Butler County IDA (Lutheran Welfare) - Series 1996A
                LOC PNC Bank, N.A.                                               11/03/97   4.25       2,160,000              A1
    3,900,000   California Higher Education Loan Authority
                Student Loan Revenue 1991 - Series A
                LOC National Westminster Bank                                    07/01/98   4.00       3,900,000     VMIG-1
   10,000,000   Connecticut State Special Assessment Unemployment
                Compensation Advance RB - Series 1993C (CURBS)
                FGIC Insured                                                     07/01/98   3.90      10,000,000     VMIG-1   A1+
    9,945,000   DeKalb County, GA MHRB - Series 1985L
                LOC Amsouth Bank N.A.                                            12/01/97   3.90       9,945,000              A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1997
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date     Yield      (Note 1)      Moody's & Poor's
    ------                                                                        ----     -----       -----        -------   ------
Put Bonds (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,000,000   Joliet Illinois Gas Supply Revenue - Peoples Gas & Light         10/01/98   3.87%   $  4,000,000     VMIG-1
 ------------                                                                                       ------------
   32,705,000   Total Put Bonds                                                                       32,705,000
 ------------                                                                                       ------------
Tax Exempt Commercial Paper (13.61%)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,000,000   Baltimore, MD Metropolitan District BAN - Series 1995            03/05/98   3.70%   $  4,000,000     P1       A1+
    2,000,000   City of Burlington, KS Customized Purchase PCRB
                (Kansas City Power and Light Company Project) - Series 1987A
                LOC Toronto Dominion                                             02/19/98(d)3.75       2,000,000              A1+
    9,600,000   City of Burlington, KS Customized Purchase PCRB
                (Kansas City Power and Light Company Project) - Series 1987B
                LOC Toronto Dominion                                             12/09/97(d)3.65       9,600,000              A1+
   10,000,000   City of Houston, TX Water & Sewer System  -  Series A            02/10/98   3.80      10,000,000     P1       A1
   10,000,000   City of Houston, TX - Series A                                   12/17/97   3.75      10,000,000     P1       A1+
    8,000,000   Illinois HFA  Adjusted Demand RB
                (Victory Health Services Project) - Series 1989C
                LOC First National Bank of Chicago                               01/30/98(d)3.75       8,000,000     VMIG-1
    3,000,000   Intermountain Power Agency
                Revenue and Revenue Refunding Bonds
                LOC Swiss Bank Corporation                                       02/25/98   3.70       3,000,000     VMIG-1   A1+
    2,500,000   Lincoln County, WY PCRB
                (Pacific Corporation Project) - Series 1991
                LOC Union Bank of Switzerland                                    02/17/98(d)3.80       2,500,000     VMIG-1   A1+
    3,500,000   Municipal Gas Authority of Georgia Revenue Bonds - Series D
                (Southern Portfolio Project)
                LOC Wachovia Bank                                                11/19/97(d)3.65       3,500,000              A1+
    4,000,000   New York City Municipal Water Finance Authority - Series 3
                LOC Bank of Nova Scotia / Toronto Dominion Bank                  11/06/97   3.80       4,000,000     P1       A1+
    6,300,000   North Carolina Eastern Municipal Power Agency RB - Series 1988B
                (Power System RB)
                LOC Morgan Guaranty / Union Bank of Switzerland                  12/03/97(d)3.70       6,300,000     P1       A1+
    3,000,000   Special Fund of the Industrial Commission of Arizona
                FGIC Insured                                                     11/19/97   3.45       3,000,000     VMIG-1   A1
      500,000   Special Fund of the Industrial Commission of Arizona
                FGIC Insured                                                     11/19/97   3.80         500,000     VMIG-1   A1
    2,000,000   State of Connecticut HEFA RB - Series S
                (Yale University Issue)                                          11/05/97   3.50       2,000,000     VMIG-1   A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date     Yield      (Note 1)      Moody's & Poor's
    ------                                                                        ----     -----       -----        -------   ------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,250,000   State of Louisiana - Series 1991 - A
                LOC Credit Local de France                                       11/19/97   3.65%   $  4,250,000     VMIG-1   A1+
    4,000,000   State of Texas TRAN - Series 1997B                               04/06/98   3.70       4,000,000     P1       A1+
 ------------                                                                                       ------------
   76,650,000   Total Tax Exempt Commercial Paper                                                     76,650,000
 ------------                                                                                       ------------
                Total Investments (100.48%)(Cost $565,921,919+)                                      565,921,919
                Liabilities in Excess of Cash and Other Assets (-0.48%)                             (  2,686,372)
                                                                                                    ------------
                Net Assets (100.00%)                                                                $563,235,547
                                                                                                    ============
                Class A Shares, 390,013,358 Shares Outstanding (Note 3)                             $       1.00
                                                                                                    ============
                Class B Shares, 173,390,838 Shares Outstanding (Note 3)                             $       1.00
                                                                                                    ============
                +   Aggregate cost for federal income tax purposes is identical.



FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated for the put bonds is the next put date.


KEY:
     BAN      =   Bond Anticipation Note                         IDB      =   Industrial Development Bond
     COP      =   Certificate of Participation                   IDFA     =   Industrial Development Finance Authority
     EDA      =   Economic Development Authority                 MHRB     =   Multifamily Housing Revenue Bond
     EDC      =   Economic Development Corporation               PCR      =   Pollution Control Revenue
     EDRB     =   Economic Development Revenue Bond              PCRB     =   Pollution Control Revenue Bond
     GAN      =   Grant Anticipation Note                        RAN      =   Revenue Anticipation Note
     GO       =   General Obligation                             RB       =   Revenue Bond
     HEFA     =   Hospital & Education Finance Authority         TAN      =   Tax Anticipation Note
     HFA      =   Housing Finance Authority                      TAW      =   Tax Anticipation Warrant
     HRB      =   Hospital Revenue Bond                          TRAN     =   Tax and Revenue Anticipation Note
     IDA      =   Industrial Development Authority


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1997

================================================================================


INVESTMENT INCOME

Income:

    Interest................................................................................   $  23,251,385
                                                                                               -------------
Expenses: (Note 2)
    Investment management fee...............................................................       1,916,931
    Administration Fee......................................................................       1,238,632
    Distribution fee (Class A)..............................................................       1,057,762
    Custodian expenses......................................................................          75,650
    Shareholder servicing and related shareholder expenses..................................         389,660
    Legal, compliance and filing fees.......................................................          79,421
    Audit and accounting....................................................................         147,980
    Directors' fees.........................................................................          28,007
    Other...................................................................................          23,438
                                                                                               -------------
      Total expenses........................................................................       4,957,481
      Expenses paid indirectly (Note 2).....................................................   (       6,750)
                                                                                               -------------
      Net expenses..........................................................................       4,950,731
                                                                                               -------------
Net investment income.......................................................................      18,300,654


REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.....................................................        -0-
                                                                                               -------------
Increase in net assets from operations......................................................   $  18,300,654
                                                                                               =============

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDING OCTOBER 31, 1997 AND 1996

================================================================================




                                                                          1997                     1996
                                                                    ----------------         ----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................   $    18,300,654          $    20,241,886
    Net realized gain (loss) on investments.......................         -0-                (        95,536)
                                                                     ---------------          ---------------
    Increase in net assets from operations........................        18,300,654               20,146,350
Dividends to shareholders from net investment income
    Class A.......................................................   (    12,820,890)*        (    14,058,285)*
    Class B.......................................................   (     5,479,764)*        (     6,183,601)*
Capital share transactions (Note 3)
    Class A.......................................................   (    58,788,395)         (    10,229,577)
    Class B.......................................................        12,390,842          (     5,683,693)
                                                                     ---------------          ---------------
        Total increase (decrease).................................   (    46,397,553)         (    16,008,806)
Net assets:
    Beginning of year.............................................       609,633,100              625,641,906
                                                                     ---------------          ---------------
    End of year...................................................   $   563,235,547          $   609,633,100
                                                                     ===============          ===============

*   Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no
     provision   for  federal   income  tax  is  required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .325% of the Fund's average daily net assets not in excess of $750 million plus .30% of such assets in excess of $750 million.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

2. Investment   Management  Fees  and  Other   Transactions   with  Affiliates
   (Continued).

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $293,595 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund. Also, included under this caption are expense offsets of $6,750.

3. Capital Stock.

At October 31, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $563,237,083. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                                 Year
                                                     Ended                                Ended
                                               October 31, 1997                     October 31, 1996
                                               ----------------                     ----------------
Class A
Sold......................................      1,047,420,480                        1,485,899,847
Issued on reinvestment of dividends.......         11,105,086                           11,960,037
Redeemed..................................     (1,117,313,961)                      (1,508,089,461)
                                                -------------                        -------------
Net increase (decrease)...................     (   58,788,395)                      (   10,229,577)
                                                =============                        =============
Class B
Sold......................................        702,069,192                        1,028,483,308
Issued on reinvestment of dividends.......          4,978,557                            5,806,308
Redeemed..................................     (  694,656,907)                      (1,039,973,309)
                                                -------------                        -------------
Net increase (decrease)...................         12,390,842                       (    5,683,693)
                                                =============                        =============

4. Sales of Securities.

Accumulated undistributed realized losses at October 31, 1997 amounted to $1,536. Such losses may be carried forward to offset capital gains through October 31, 2004.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights.

                                                                           Year Ended October 31,
                                                     ----------------------------------------------------------------
                                                       1997          1996          1995          1994          1993
Class A                                              --------      --------      --------      --------      --------
-------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........         $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                     --------      --------      --------      --------      --------
Income from investment operations:
   Net investment income....................            0.031         0.031         0.034         0.023         0.022
Less distributions:
   Dividends from net investment
       income...............................         (  0.031)     (  0.031)     (  0.034)     (  0.023)     (  0.022)
                                                     --------      --------      --------      --------      --------
Net asset value, end of year................         $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                     ========      ========      ========      ========      ========
Total Return................................            3.08%         3.09%         3.46%         2.35%         2.24%
Ratios/Supplemental Data
Net assets, end of year (000)...............         $389,897      $448,647      $458,942      $541,106      $606,497
Ratios to average net assets:
   Expenses.................................            0.91%+        0.90%+        0.89%+        0.88%         0.90%
   Net investment income....................            3.03%         3.05%         3.41%         2.31%         2.22%
   Expenses paid indirectly.................            0.00%         0.01%         0.01%         -             -
                                                                           Year Ended October 31,
                                                     ----------------------------------------------------------------
                                                       1997          1996          1995          1994          1993
Class B(a)                                           --------      --------      --------      --------      --------
-------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........         $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                     --------      --------      --------      --------      --------
Income from investment operations:
   Net investment income....................            0.033         0.033         0.037         0.026         0.023
Less distributions:
   Dividends from net investment
       income...............................         (  0.033)     (  0.033)     (  0.037)     (  0.026)     (  0.023)
                                                     --------      --------      --------      --------      --------
Net asset value, end of period..............         $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                     ========      ========      ========      ========      ========
Total Return................................            3.34%         3.35%         3.71%         2.60%         2.49%*
Ratios/Supplemental Data
Net assets, end of period (000).............         $173,339      $160,986      $166,700      $142,006      $137,248
Ratios to average net assets:
   Expenses.................................            0.66%+        0.66%+        0.64%+        0.63%         0.65%*
   Net investment income....................            3.29%         3.30%         3.66%         2.56%         2.45%*
   Expenses paid indirectly.................            0.00%         0.01%         0.01%         -             -
*   Annualized
+   Includes expenses paid indirectly
(a) Commencement of sales November 23, 1992.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================





The Board of Directors and Shareholders
Daily Tax Free Income Fund, Inc.


We have audited the accompanying statement of net assets of Daily Tax Free Income Fund, Inc. as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daily Tax Free Income Fund, Inc. as of October 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



                                                     /s/ McGladrey & Pullen, LLP




New York, New York
November 26, 1997



-------------------------------------------------------------------------------

-----------------------------------------------------







-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
 Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, NY 10020


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


DAILY
TAX FREE
INCOME
FUND, INC.






                                Annual Report
                               October 31, 1997










--------------------------------------------------------------------------------